ESTIMATION OF FAIR VALUE - Sensitivity analysis (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
WACC
Disclosure Of Estimations of Fair Value [Line Items]
+100 bps	$ (637,463)	$ (608,164)
-100 bps	979,778	949,005
Growth rate
Disclosure Of Estimations of Fair Value [Line Items]
+100 bps	550,567	520,052
-100 bps	$ (387,696)	$ (362,867)